Intangible Assets, Net (Tables)	12 Months Ended
Feb. 28, 2025
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Summary of Intangible Assets, Net

Intangible assets, net, consisted of the following:

	As of
	February 29, 2024	February 28, 2025
	RMB	RMB	USD
Trade name	4,000	4,000	549
Student base and customer relationship	2,200	2,200	302
School cooperation agreements	1,000	1,000	137
Non-compete agreements	440	440	60
Purchased software	442	442	61
License	302	302	41
Total	8,384	8,384	1,150
Less: accumulated amortization	6,526	6,950	953
Intangible assets, net	1,858	1,434	197